Securitization Transactions (Quantitative Information About Delinquencies, Net Credit Losses, and Components of Financial Assets Sold on Securitization and Other Assets Managed Together) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	¥ 3,782,369	¥ 3,694,508
Direct financing leases sold on securitization	706	894
Principal amount of assets managed or sold on securitization receivables	3,783,075	3,695,402
Principal amount of assets managed or sold on securitization receivables that are 90 days or more past-due and impaired loans	94,327	123,042
Direct financing lease sold on securitization	0	0
Principal amount of assets managed or sold on securitization receivables that are 90 days or more past-due and impaired loans	94,327	123,042
Assets recorded on the balance sheet credit losses	17,504	25,793	¥ 28,116
Direct financing lease sold on securitization credit losses	0	0	0
Assets managed or sold on securitization net credit losses	17,504	25,793	28,116
Direct Financing Leases
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	1,190,136	1,216,454
Principal amount of assets managed or sold on securitization receivables that are 90 days or more past-due and impaired loans	12,556	15,373
Assets recorded on the balance sheet credit losses	4,062	3,774	4,351
Installment Loans
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Principal amount of assets managed or sold on securitization receivables	2,592,233	2,478,054
Principal amount of assets managed or sold on securitization receivables that are 90 days or more past-due and impaired loans	81,771	107,669
Assets recorded on the balance sheet credit losses	¥ 13,442	¥ 22,019	¥ 23,765